Impact Shares

YWCA Women’s Empowerment ETF

Schedule of Investments

March 31, 2020 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† — 96.6%

Communication Services— 11.4%
Alphabet, Cl A*	100	$116,195
Alphabet, Cl C*	99	115,118
AT&T	3,880	113,102
CenturyLink	114	1,078
Comcast, Cl A	2,309	79,384
Interpublic Group	201	3,254
Sprint*	351	3,026
Verizon Communications	2,239	120,302
Walt Disney	957	92,446

		643,905

Consumer Discretionary— 10.4%
Amazon.com*	141	274,911
Autoliv	45	2,071
Best Buy	117	6,669
Dunkin’ Brands Group	41	2,177
eBay	415	12,475
Expedia Group	72	4,051
Gap	115	810
General Motors	709	14,733
Hasbro	68	4,865
Hilton Worldwide Holdings	150	10,236
Kohl’s	89	1,298
Lululemon Athletica*	60	11,373
Marriott International, Cl A	147	10,997
McDonald’s	375	62,006
NIKE, Cl B	650	53,781
Nordstrom	55	844
PVH	41	1,543
Royal Caribbean Cruises	86	2,767
Starbucks	607	39,904
Tapestry	142	1,839
Target	277	25,753
Tiffany	57	7,381
TJX	616	29,451
VF	175	9,464

		591,399

Consumer Staples— 5.4%
Campbell Soup	90	4,154
Church & Dwight	127	8,151
Clorox	65	11,261
Colgate-Palmolive	438	29,066
Conagra Brands	270	7,922
Estee Lauder, Cl A	112	17,846
Hershey	77	10,203
JM Smucker	60	6,660
Kellogg	126	7,559
Kimberly-Clark	175	22,377
Kroger	427	12,861
Procter & Gamble	1,314	144,540
Tyson Foods, Cl A	152	8,796
Walgreens Boots Alliance	383	17,522

		308,918

Financials— 8.7%
Aflac	381	13,045
Allstate	167	15,319
Ally Financial	206	2,973
American Express	346	29,621
American International Group	462	11,203
Ameriprise Financial	67	6,866
Bank of New York Mellon	443	14,920
BlackRock, Cl A	62	27,278
Capital One Financial	248	12,504
Citigroup	1,132	47,680
Comerica	79	2,318

Description	Shares	Fair Value

Discover Financial Services	169	$6,028
Fifth Third Bancorp	391	5,806
First Republic Bank	91	7,488
Hartford Financial Services Group	193	6,801
Huntington Bancshares	571	4,688
KeyCorp	539	5,589
M&T Bank	69	7,137
MetLife	402	12,289
Moody’s	84	17,766
Northern Trust	111	8,376
PNC Financial Services Group	393	37,618
Primerica	22	1,947
Principal Financial Group	134	4,200
Progressive	294	21,709
Prudential Financial	211	11,002
S&P Global	121	29,651
State Street	321	17,100
T Rowe Price Group	118	11,523
US Bancorp	793	27,319
Voya Financial	71	2,879
Wells Fargo	2,072	59,466

		490,109

Health Care— 19.0%
AbbVie	777	59,199
Agilent Technologies	157	11,244
Allergan	169	29,930
AmerisourceBergen, Cl A	77	6,815
Amgen	316	64,063
Anthem	129	29,288
Baxter International	256	20,785
Becton Dickinson	139	31,938
Biogen*	95	30,056
Bristol-Myers Squibb	1,180	65,773
Cardinal Health	158	7,575
Cigna	186	32,955
CVS Caremark	702	41,650
Edwards Lifesciences*	110	20,748
Eli Lilly	419	58,124
Gilead Sciences	668	49,940
Johnson & Johnson	1,384	181,484
McKesson	89	12,038
Medtronic PLC	702	63,306
Perrigo	76	3,655
Pfizer	2,851	93,056
Quest Diagnostics	72	5,782
Regeneron Pharmaceuticals*	41	20,020
ResMed	75	11,047
UnitedHealth Group	496	123,692

		1,074,163

Industrials— 7.1%
3M	288	39,315
Alaska Air Group	68	1,936
American Airlines Group	214	2,609
Caterpillar	288	33,419
CSX	404	23,149
Cummins	84	11,367
Delta Air Lines	302	8,616
Eaton	216	16,781
Emerson Electric	319	15,200
FedEx	86	10,428
Flowserve	68	1,624
General Electric	4,317	34,277
Hexcel	44	1,636
IHS Markit	201	12,060
Illinois Tool Works	154	21,886
Ingersoll Rand*	112	2,778
Johnson Controls International	403	10,865
ManpowerGroup	30	1,589
Nielsen Holdings PLC	187	2,345

Impact Shares

YWCA Women’s Empowerment ETF

Schedule of Investments

March 31, 2020 (Unaudited)

Description	Shares	Fair Value

Norfolk Southern	133	$19,418
Owens Corning	58	2,251
Pentair	89	2,649
Rockwell Automation	60	9,055
Southwest Airlines	248	8,831
Trane Technologies	128	10,572
Union Pacific	363	51,198
Verisk Analytics, Cl A	81	11,290
Waste Management	198	18,327
WW Grainger	23	5,716
XPO Logistics*	48	2,340
Xylem	92	5,992

		399,519

Information Technology— 27.2%
Accenture, Cl A	335	54,692
Adobe*	246	78,287
Apple	1,153	293,196
Autodesk*	110	17,171
Enphase Energy*	2,974	96,030
First Solar*	2,562	92,386
Hewlett Packard Enterprise	659	6,399
HP	740	12,847
International Business Machines	276	30,617
Intuit	131	30,130
Microsoft	2,243	353,743
NVIDIA	310	81,716
PayPal Holdings*	289	27,669
salesforce.com*	422	60,760
SolarEdge Technologies*	1,191	97,519
Texas Instruments	477	47,667
Visa, Cl A	885	142,591
VMware, Cl A*	41	4,965
Workday, Cl A*	77	10,027
Xerox Holdings	99	1,875

		1,540,287

Materials— 1.3%
Air Products & Chemicals	116	23,155
Eastman Chemical	76	3,540
Ecolab	133	20,726
International Flavors & Fragrances	54	5,512
International Paper	215	6,693
Mosaic	182	1,969
PPG Industries	128	10,701

		72,296

Real Estate— 2.5%
AvalonBay Communities‡	73	10,743
CBRE Group, Cl A*	175	6,599
Equinix‡	44	27,481
Hannon Armstrong Sustainable Infrastructure Capital‡	1,608	32,819
Healthpeak Properties‡	244	5,819
Host Hotels & Resorts‡	400	4,416
Iron Mountain‡	157	3,737
Jones Lang LaSalle	27	2,727
Kimco Realty‡	234	2,263
Prologis‡	323	25,960
Ventas‡	145	3,886
Welltower‡	209	9,568
Weyerhaeuser‡	393	6,661

		142,679

Utilities— 3.6%
American Water Works	94	11,238
Atlantica Yield	2,425	54,078
CenterPoint Energy	267	4,125
Consolidated Edison	178	13,884
Edison International	182	9,972
NiSource	181	4,520

Description	Shares	Fair Value

Sempra Energy	150	$16,948
TerraForm Power, Cl A	5,594	88,217

		202,982

Total Common Stock (Cost $6,084,340)		5,466,257

SHORT-TERM INVESTMENT — 3.4%
Invesco Government & Agency, Cl Institutional, 0.250% (A)	189,721	189,721

Total Short-Term Investment (Cost $189,721)		189,721

Total Investments - 100.0% (Cost $6,274,061)		$5,655,978

Percentages are based on Net Assets of $5,656,699.

††	More narrow industries are utilized for compliance purposes whereas broad sectors are utilized for reporting purposes.
‡	Real Estate Investment Trust
*	Non-income producing security.
(A)	Rate shown represents the 7-day effective yield as of March 31, 2020.

Cl — Class

PLC — Public Limited Company

As of March 31, 2020, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. generally accepted accounting principles.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

IMP-QH-001-0400